OTHER NON-CURRENT LIABILITIES - Summary of Other Non-current Liabilities (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 429	$ 429	$ 1,770
Non-current lease liabilities	839	839
Derivative liabilities	229	229	159
Provisions	98	98	352
Loans and notes payables	0	0	5
Deferred revenue	3	3	8
Total other non-current liabilities	1,598	1,598	$ 2,294
Interest expense on lease liabilities	$ 13	$ 30